                                                [CREDIT SUISSE ASSET MANAGEMENT]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

CLASS A SHARES

April 30, 2002
(Unaudited)


- CREDIT SUISSE
  GLOBAL FIXED INCOME FUND




More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
PORTFOLIO MANAGER'S LETTER
April 30, 2002

                                                                    May 28, 2002

Dear Shareholder:

     The Class A Shares (without sales charge)(1) of Credit Suisse Global Fixed Income Fund(2) (the "Fund") had a gain of 0.77% for the period beginning November 30, 2001 (the inception date of the Fund's Class A Shares) and ending April 30, 2002. By comparison, the Lehman Brothers Global Aggregate Index(3) was down 0.02% for the five-month period.

     The period was an overall lackluster one for bonds globally, although there were pockets of strength, e.g., certain emerging bond markets. Two factors in particular seemed to restrain demand for bonds. One was the outlook for interest rates. Because short-term rates remained at multi-decade lows, and the global economy was showing new life, many investors expected the Federal Reserve and other central banks to begin to raise rates in 2002.

     In addition, Enron and certain other companies had highly publicized accounting disclosure problems, in the worst cases involving outright scandal. Thus, despite an improving economy and the potential for firmer profits, investors became quite skeptical toward even high-quality corporate bonds, a major segment of the fixed-income universe.

     The Fund was restrained by the generally weak environment for higher-quality bonds, which continued to account for the bulk of the Fund's investments. On a positive note, good performers for the Fund included specific high-yield and emerging-market holdings. One factor that particularly helped the Fund was its increased exposure, early in 2002, to unhedged foreign bonds during a period of strength for major foreign currencies vs. the dollar.

     In terms of sector positioning, we maintained a large weighting in the corporate-bond sector. Notwithstanding the seriousness of visible accounting issues, we have a positive outlook on corporate bonds across the spectrum from high grade to high yield. In our view, a number of these bonds have prices that reflect considerable pessimism regarding "Enronitis" as well as the economy, especially within the high-yield area. Barring a quick return to economic malaise, we think that corporate bonds have the potential to deliver attractive total returns -- i.e., coupon income plus bond-price changes -- as 2002 proceeds. We also believe, however, that sector diversification and individual security selection will be critical. Elsewhere of note, we maintained significant exposure to high-quality foreign government bonds and had a meaningful position in U.S. mortgage-backed debt. We ended the period with only a small position in emerging market bonds, having reduced our position on valuation considerations.

     In terms of currency management, we significantly broadened our exposure to foreign currencies in the period. We added to our position in bonds denominated in European currencies, and increased our exposure to the Japanese yen and British sterling as well. Indeed, we ended the period with the most significant exposure to foreign currencies that the Fund has had in several years at least (as of April 30, 2002, about 48% of the Fund was denominated in or hedged into U.S. dollars). This strategy reflects our belief that, similar to past occurrences, the dollar should gradually weaken vs. certain major currencies in a post-recession global environment, assuming the economy continues to improve; of course, past performance cannot guarantee future results.

     On the interest-rate front, we share the market's expectations that there will likely be an increase in short-term rates this year. That said, we do not believe the Federal Reserve or other major central banks will act aggressively, given the generally still-benign inflation backdrop. In any event, we intend to remain focused on adding value primarily via credit and currency selection, as opposed to attempting to enhance performance by making interest-rate bets.

Charles C. Van Vleet
Portfolio Manager

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

     TO OBTAIN A PROSPECTUS FOR THE FUND'S COMMON CLASS SHARES (INCEPTION DATE OF NOVEMBER 1, 1990), PLEASE VISIT OUR WEB SITE (CREDITSUISSEFUNDS.COM) OR CONTACT YOUR FINANCIAL REPRESENTATIVE.

------------
(1) Class A shares have a maximum front-end sales charge of 4.75%. Total return for Class A shares for the reporting period, based on offering price (with sales charge) was -4.06%.
(2) Name changed from Credit Suisse Warburg Pincus Global Fixed Income Fund effective December 12, 2001.
(3) The Lehman Brothers Global Aggregate Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers Inc., including the U.S. Aggregate Index, the Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific Aggregate Index, the Eurodollar Index and the U.S. Investment Grade 144A Index. Investors cannot invest directly in an index.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

       PAR(1)                                                                RATINGS(2)
       (000)                                                                (S&P/MOODY'S)    MATURITY         RATE%        VALUE
       -----                                                                -------------    --------         -----        -----
BONDS (93.2%)
ARGENTINA (0.1%)
DIVERSIFIED FINANCIAL SERVICES (0.0%)
               $ 160(A) Imasac SA, Rule 144A, Private Placement,
                          Company Guaranteed
                          (Callable 5/01/02 @ $105.50)(3)                     (CC , Ca)      05/02/05        11.000   $     36,000
                                                                                                                      ------------
ELECTRIC (0.0%)
                 108(A) Hidroelectrica Piedra del Aguila SA, Series QP,
                          Collateral Trust                                    (NR , NR)      06/30/09         8.250         22,093
                                                                                                                      ------------
FOREIGN GOVERNMENT BONDS (0.0%)
                   1(A) Republic of Argentina, Global Bonds                  (B- , Caa1)     02/21/12        12.375            141
                                                                                                                      ------------
MEDIA (0.1%)
                 415(A) Cablevision SA, Yankee Bonds(4)                       (CC , Ca)      05/01/09        13.750         76,775
                                                                                                                      ------------
                                                                                                                           135,009
                                                                                                                      ------------
BELGIUM (1.7%)
FOREIGN GOVERNMENT BONDS (1.7%)
               2,000(B) Belgium Kingdom                                      (AA+ , Aa1)     03/28/28         5.500      1,760,333
                                                                                                                      ------------
BERMUDA (0.0%)
TELECOMMUNICATIONS (0.0%)
                 680(A) Global Crossing Holdings, Ltd., Yankee
                          Company Guaranteed
                          (Callable 11/01/04 @ $104.75)(4)                    (NR , Ca)      11/15/09         9.500         13,600
                                                                                                                      ------------
CANADA (3.1%)
FOREIGN GOVERNMENT BONDS (1.5%)
             180,000(C) Canadian Government                                  (AA+ , Aa1)     03/23/09         1.900      1,509,930
                                                                                                                      ------------
FOREST PRODUCTS, PAPER (1.1%)
                 315(A) Abitibi-Consolidated, Inc., Yankee Bonds            (BBB- , Baa3)    08/01/10         8.550        324,044
                 580(A) Abitibi-Consolidated, Inc., Yankee Debentures       (BBB- , Baa3)    08/01/30         8.850        587,918
                 235(A) Domtar, Inc., Yankee Notes                          (BBB- , Baa3)    10/15/11         7.875        250,577
                                                                                                                      ------------
                                                                                                                         1,162,539
                                                                                                                      ------------
REAL ESTATE (0.0%)
                  25(A) Intrawest Corp., Yankee Senior Notes
                          (Callable 2/01/05 @ $105.25)                        (B+ , B1)      02/01/10        10.500         26,625
                                                                                                                      ------------
RETAIL (0.0%)
                  45(A) Hockey Co. & Sport Maska, Inc., Units, Private
                          Placement (Callable 4/15/06 @ $105.63)               (B , B2)      04/15/09        11.250         46,125
                                                                                                                      ------------
TELECOMMUNICATIONS (0.5%)
                 190(A) Telus Corp., Yankee Notes                           (BBB+ , Baa2)    06/01/07         7.500        193,508
                 305(A) Telus Corp., Yankee Notes                           (BBB+ , Baa2)    06/01/11         8.000        309,617
                                                                                                                      ------------
                                                                                                                           503,125
                                                                                                                      ------------
                                                                                                                         3,248,344
                                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                                RATINGS(2)
       (000)                                                                (S&P/MOODY'S)    MATURITY         RATE%        VALUE
       -----                                                                -------------    --------         -----        -----
BONDS (CONTINUED)
FRANCE (7.8%)
FOREIGN GOVERNMENT BONDS (7.8%)
             $ 2,700(B) Government of France                                 (AAA , Aaa)     04/25/05         7.500   $  2,632,633
               2,200(B) Government of France                                 (NR , Aaa)      04/25/06         7.250      2,167,509
               2,700(B) Government of France                                 (AAA , Aaa)     04/25/07         5.500      2,510,502
                 700(B) Government of France                                 (AAA , Aaa)     04/25/29         5.500        630,056
                                                                                                                      ------------
                                                                                                                         7,940,700
                                                                                                                      ------------
GERMANY (2.3%)
FOREIGN GOVERNMENT BONDS (2.3%)
               2,600(B) German Government                                    (AAA , Aaa)     01/04/28         5.625      2,364,339
                                                                                                                      ------------
ITALY (1.6%)
FOREIGN GOVERNMENT BONDS (1.6%)
             190,000(C) Republic of Italy                                    (AA , Aa3)      02/23/10         1.800      1,576,632
                                                                                                                      ------------
JAPAN (4.9%)
BANKS (4.9%)
             390,000    Japan Development Bank                               (AA- , NR)      12/20/06         2.875      3,376,050
             190,000    World Bank                                           (AAA , Aaa)     12/20/04         4.750      1,660,428
                                                                                                                      ------------
                                                                                                                         5,036,478
                                                                                                                      ------------
LUXEMBOURG (0.1%)
MISCELLANEOUS MANUFACTURING (0.1%)
                 170(A) Tyco International Group SA, Yankee
                          Company Guaranteed                                (BBB , Baa1)     01/15/29         6.875        126,845
                                                                                                                      ------------
NETHERLANDS (3.8%)
FOREIGN GOVERNMENT BONDS (3.1%)
                 725(B) Netherlands Government                               (AAA , Aaa)     07/15/09         3.750        602,452
               2,900(B) Netherlands Government                               (AAA , Aaa)     01/15/28         5.500      2,593,509
                                                                                                                      ------------
                                                                                                                         3,195,961
                                                                                                                      ------------
TELECOMMUNICATIONS (0.7%)
                 680(A) Koninklijke (Royal) KPN NV, Global Senior
                          Unsubordinated                                    (BBB- , Baa3)    10/01/30         8.375        699,277
                                                                                                                      ------------
                                                                                                                         3,895,238
                                                                                                                      ------------
PHILIPPINES (0.3%)
FOREIGN GOVERNMENT BONDS (0.3%)
                 330(A) Republic of Philippines, Series B, Restructured
                          Debt, Foreign Government Guaranteed
                          (Callable 6/03/02 @ $100.00)                       (BB+ , Ba1)     12/01/17         6.500        303,600
                                                                                                                      ------------
RUSSIA (0.3%)
FOREIGN GOVERNMENT BONDS (0.3%)
                 310(A) Russian Federation, Rule 144A, Unsubordinated(3,5)   (B+ , Ba3)      03/31/30         5.000        215,062
                 100(A) Russian Ministry of Finance, Series VI, Debentures    (B- , B1)      05/14/06         3.000         80,625
                                                                                                                      ------------
                                                                                                                           295,687
                                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                                RATINGS(2)
       (000)                                                                (S&P/MOODY'S)    MATURITY         RATE%        VALUE
       -----                                                                -------------    --------         -----        -----
BONDS (CONTINUED)
SINGAPORE (0.0%)
ELECTRONICS (0.0%)
                $ 25(A) Flextronics International, Ltd., Yankee Senior
                          Subordinated Notes
                          (Callable 7/01/05 @ $104.94)                       (BB- , Ba3)     07/01/10         9.875   $     27,125
                                                                                                                      ------------
SPAIN (5.1%)
FOREIGN GOVERNMENT BONDS (5.1%)
             320,000(C) Spanish Government                                   (AA+ , Aa2)     09/20/06         3.100      2,790,010
               1,800(B) Spanish Government                                   (NR , Aa2)      03/31/07         7.350      1,795,126
                 700(B) Spanish Government                                   (AA+ , Aaa)     07/30/32         5.750        634,967
                                                                                                                      ------------
                                                                                                                         5,220,103
                                                                                                                      ------------
SWEDEN (2.7%)
FOREIGN GOVERNMENT BONDS (2.7%)
              30,000    Sweden Government                                    (AAA , Aaa)     04/20/06         3.500      2,735,691
                                                                                                                      ------------
UNITED KINGDOM (7.2%)
BANKS (3.1%)
                 985(B) HSBC Capital Funding LP(5)                            (A- , A1)      12/29/49         8.030        982,967
               1,456(B) Lloyds TSB Bank PLC
                          (Callable 7/15/49 @ 100 Euro)(5)                   (A+ , Aa1)      07/15/49         5.625      1,265,153
               1,000(B) Royal Bank of Scotland PLC                           (AA- , A1)      03/31/49         6.770        940,719
                                                                                                                      ------------
                                                                                                                         3,188,839
                                                                                                                      ------------
FOREIGN GOVERNMENT BONDS (3.8%)
                 800    UK Treasury Bonds (United Kingdom LOC)               (AAA , Aaa)     09/08/06         7.750      1,280,286
               1,725    UK Treasury Notes                                    (AAA , Aaa)     12/07/09         5.750      2,594,790
                                                                                                                      ------------
                                                                                                                         3,875,076
                                                                                                                      ------------
TELECOMMUNICATIONS (0.3%)
                 265(A) British Telecommunications PLC, Global Bonds         (A- , Baa1)     12/15/30         8.875        300,171
                                                                                                                      ------------
                                                                                                                         7,364,086
                                                                                                                      ------------
UNITED STATES (52.2%)
AEROSPACE & DEFENSE (0.0%)
                  30    Sequa Corp., Series B, Senior Notes                  (BB , Ba3)      04/01/08         8.875         30,975
                                                                                                                      ------------
APPAREL (0.0%)
                  10    Levi Strauss & Co.                                   (BB- , B2)      11/01/06         7.000          9,450
                                                                                                                      ------------
ASSET BACKED SECURITIES (1.1%)
               1,070    PECO Energy Transition Trust Rate
                          Reduction Bond                                     (AAA , Aaa)     03/01/09         6.050      1,119,548
                                                                                                                      ------------
AUTOMOBILE MANUFACTURERS (2.0%)
                 175    DaimlerChrysler NA Holding Corp.                     (BBB+ , A3)     05/15/06         6.400        178,920
                 500    DaimlerChrysler NA Holding Corp., Company
                          Guaranteed, Global Notes                           (BBB+ , A3)     01/18/11         7.750        534,094

                See Accompanying Notes to Financial Statements.

       PAR(1)                                                                RATINGS(2)
       (000)                                                                (S&P/MOODY'S)    MATURITY         RATE%        VALUE
       -----                                                                -------------    --------         -----        -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
AUTOMOBILE MANUFACTURERS (CONTINUED)
               $ 430    DaimlerChrysler NA Holding Corp., Company
                          Guaranteed, Global Notes                            (BBB+ , A3)    01/18/31         8.500   $    478,744
                 190    Ford Motor Co., Unsecured Notes                       (BBB+ , A2)    07/16/31         7.450        179,510
                 650    General Motors Corp., Global Notes                    (BBB+ , A3)    01/15/11         7.200        665,681
                                                                                                                      ------------
                                                                                                                         2,036,949
                                                                                                                      ------------
AUTOMOBILE PARTS & EQUIPMENT (0.3%)
                  55    Collins & Aikman Products Corp., Company
                          Guaranteed, Senior Subordinated Notes
                          (Callable 4/15/03 @ $101.917)                        (B , B2)      04/15/06        11.500         55,687
                 190    Visteon Corp., Global Senior Notes                   (BBB , Baa2)    08/01/10         8.250        199,429
                                                                                                                      ------------
                                                                                                                           255,116
                                                                                                                      ------------
BANKS (2.4%)
                 600    Bank One Corp., Global Subordinated Notes              (A- , A1)     11/15/11         5.900        587,678
               1,300    General Electric Capital Corp.                        (AAA , Aaa)    03/15/32         6.750      1,287,729
                 530    J.P. Morgan Chase & Co.                                (A+ , A1)     03/15/12         6.625        532,075
                                                                                                                      ------------
                                                                                                                         2,407,482
                                                                                                                      ------------
BUILDING MATERIALS (0.1%)
                  55    Brand Scaffold Services, Senior Unsecured
                          Notes (Callable 2/15/03 @ $105.12)                   (B- , B3)     02/15/08        10.250         53,075
                  60    Building Materials Corp., Company Guaranteed           (B+ , B2)     12/01/08         8.000         49,575
                  35    Dayton Superior Corp., Company Guaranteed
                          Notes (Callable 6/15/07 @ $102.17)                   (B- , B3)     06/15/09        13.000         35,175
                                                                                                                      ------------
                                                                                                                           137,825
                                                                                                                      ------------
CHEMICALS (0.1%)
                  60    Applied Extrusion Technologies, Inc., Series B,
                          Company Guaranteed
                          (Callable 7/01/06 @ $105.37)                         (B , B2)      07/01/11        10.750         57,900
                  60    Mississippi Chemical Corp.                             (B , B3)      11/15/17         7.250         33,900
                  10    Scotts Co., Company Guaranteed
                          (Callable 1/15/04 @ $104.31)                         (B+ , B2)     01/15/09         8.625         10,325
                                                                                                                      ------------
                                                                                                                           102,125
                                                                                                                      ------------
COMMERCIAL SERVICES (0.1%)
                  30    Iron Mountain, Inc., Company Guaranteed
                          (Callable 4/01/06 @ $104.313)                        (B , B2)      04/01/13         8.625         31,050
                  40    La Petite Academy, Inc., Series B, Company
                          Guaranteed (Callable 5/15/03 @ $105.00)            (CCC- , Caa3)   05/15/08        10.000         29,000
                                                                                                                      ------------
                                                                                                                            60,050
                                                                                                                      ------------
COMPUTERS (0.1%)
                  55    Unisys Corp., Senior Notes                            (BB+ , Ba1)    01/15/05         7.250         55,344
                                                                                                                      ------------

                See Accompanying Notes to Financial Statements.

       PAR(1)                                                                RATINGS(2)
       (000)                                                                (S&P/MOODY'S)    MATURITY         RATE%        VALUE
       -----                                                                -------------    --------         -----        -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
DIVERSIFIED FINANCIALS (7.7%)
             $   490    Countrywide Home Loan                                 (A , A3)       02/01/07         5.500   $    489,845
                 100    Ford Motor Credit Co., Global Bonds                  (BBB+ , A3)     02/01/11         7.375        100,651
                 410    Ford Motor Credit Co., Global Notes                  (BBB+ , A3)     10/25/11         7.250        409,157
                 410    General Motors Acceptance Corp., Global Notes        (BBB+ , A2)     09/15/11         6.875        410,654
               2,931(B) GMAC Swift Trust Series 1999-1                       (AAA , Aaa)     01/18/05         5.000      2,665,206
                 550    Goldman Sachs Group, Inc., Global Notes               (A+ , A1)      01/15/12         6.600        547,598
                 600    Lehman Brothers Holdings, Inc., Global Notes          (A , A2)       05/15/06         6.250        618,723
                 565    Morgan Stanley Dean Witter, Global
                          Unsubordinated                                     (AA- , Aa3)     04/15/06         6.100        581,935
             248,000(C) Toyota Motor Credit Corp.                            (AAA , Aa1)     12/20/04         1.000      1,970,962
                                                                                                                      ------------
                                                                                                                         7,794,731
                                                                                                                      ------------
ELECTRIC (2.4%)
                  20    Calpine Corp., Senior Notes                          (B+ , Ba1)      08/15/10         8.625         17,129
                 590    Calpine Corp., Senior Notes                          (B+ , Ba1)      02/15/11         8.500        505,331
                  70    CMS Energy Corp., Series B, Senior Notes             (BB , Ba3)      01/15/04         6.750         70,734
                 340    FirstEnergy Corp., Series C, Global Notes           (BBB- , Baa2)    11/15/31         7.375        322,012
                 550    Mirant Americas Generation LLC, Rule 144A,
                          Private Placement Bonds(3)                        (BBB- , Ba1)     10/01/21         8.500        476,997
                 700    NRG Energy, Inc., Senior Notes                      (BBB- , Baa3)    04/01/11         7.750        671,223
                 400    Texas Utilities Holdings Corp., Series J,
                          Senior Notes                                      (BBB , Baa3)     06/15/06         6.375        405,672
                                                                                                                      ------------
                                                                                                                         2,469,098
                                                                                                                      ------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
                  10    Motors & Gears, Inc., Series D, Senior Notes
                          (Callable 11/15/02 @ $103.58)                      (B- , Caa1)     11/15/06        10.750          9,650
                                                                                                                      ------------
ENTERTAINMENT (0.3%)
                  10    Argosy Gaming Co., Company Guaranteed
                          (Callable 6/01/04 @ $105.38)                        (B+ , B2)      06/01/09        10.750         11,112
                  10    Horseshoe Gaming Holdings, Series B, Company
                          Guaranteed (Callable 5/15/04 @ $104.31)             (B+ , B2)      05/15/09         8.625         10,450
                  10    Isle of Capri Casinos, Inc., Company Guaranteed
                          (Callable 4/15/04 @ $104.38)                        (B , B2)       04/15/09         8.750         10,300
                 235    Mohegan Tribal Gaming, Global Senior Subordinated
                          Notes (Callable 7/01/06 @ $104.188)                (BB- , Ba3)     07/01/11         8.375        242,050
                  65    Sun International Hotels, Ltd., Global Company
                          Guaranteed (Callable 8/15/06 @ $104.438)           (B+ , Ba3)      08/15/11         8.875         67,600
                                                                                                                      ------------
                                                                                                                           341,512
                                                                                                                      ------------
ENVIRONMENTAL CONTROL (0.8%)
                 315    Allied Waste North America, Series B, Company
                          Guaranteed (Callable 8/01/04 @ $105.00)             (B+ , B2)      08/01/09        10.000        325,237

                See Accompanying Notes to Financial Statements.

       PAR(1)                                                                RATINGS(2)
       (000)                                                                (S&P/MOODY'S)    MATURITY         RATE%        VALUE
       -----                                                                -------------    --------         -----        -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
ENVIRONMENTAL CONTROL (CONTINUED)
                $ 15    Allied Waste North America, Series B, Company
                          Guaranteed, Senior Subordinated Notes
                          (Callable 1/01/04 @ $103.94)                       (BB- , Ba3)     01/01/09         7.875   $     14,869
                 485    Allied Waste North America, Series B, Global
                          Company Guaranteed                                 (BB- , Ba3)     04/01/08         8.875        503,187
                                                                                                                      ------------
                                                                                                                           843,293
                                                                                                                      ------------
FOOD (0.5%)
                  10    Archibald Candy Corp., Company Guaranteed,
                          Senior Secured Notes
                          (Callable 7/01/02 @ $102.56)(4)                    (D , Caa2)      07/01/04        10.250          4,950
                  55    Aurora Foods, Inc., Series B, Senior Subordinated
                          Notes (Callable 7/01/03 @ $106.38)                (CCC+ , Caa1)    07/01/08         8.750         52,937
                  15    Fleming Companies, Inc., Company Guaranteed
                          (Callable 4/01/05 @ $105.06)                       (B+ , Ba3)      04/01/08        10.125         15,825
                  70    Land O' Lakes, Inc., Senior Notes
                          (Callable 11/15/06 @ $104.375)                     (BB , Ba3)      11/15/11         8.750         65,800
                  10    Stater Brothers Holdings, Senior Notes
                          (Callable 8/15/03 @ $105.38)                        (B- , B2)      08/15/06        10.750         10,687
                 300    Tyson Foods, Inc., Rule 144A, Private Placement
                          Notes(3)                                          (BBB , Baa3)     10/01/04         6.625        309,242
                                                                                                                      ------------
                                                                                                                           459,441
                                                                                                                      ------------
FOREST PRODUCTS, PAPER (0.1%)
                  50    Georgia-Pacific Corp., Notes                        (BBB- , Baa3)    05/15/31         8.875         48,460
                                                                                                                      ------------
GAMING (0.1%)
                  55    Majestic Investor Holdings, Rule 144A, Private
                          Placement, Company Guaranteed
                          (Callable 11/30/05 @ $105.83)(3)                    (B , B2)       11/30/07        11.653         52,456
                                                                                                                      ------------
GAS (0.4%)
                 340    Keyspan Corp., Senior Notes                           (A , A3)       11/15/30         8.000        386,973
                                                                                                                      ------------
HEALTHCARE SERVICES (0.2%)
                  90    HCA, Inc.                                           (BBB- , Ba1)     06/15/05         6.910         92,701
                  85    Magellan Health Services, Inc., Senior
                          Subordinated Notes
                          (Callable 2/15/03 @ $104.50)                        (B- , B3)      02/15/08         9.000         72,675
                                                                                                                      ------------
                                                                                                                           165,376
                                                                                                                      ------------
HOLDING COMPANIES (0.0%)
                  25    Werner Holdings Co., Inc., Series A, Company
                          Guaranteed (Callable 11/15/02 @ $105.00)            (B- , B2)      11/15/07        10.000         25,500
                                                                                                                      ------------

                See Accompanying Notes to Financial Statements.

       PAR(1)                                                                RATINGS(2)
       (000)                                                                (S&P/MOODY'S)    MATURITY         RATE%        VALUE
       -----                                                                -------------    --------         -----        -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
HOME BUILDERS (0.0%)
                $ 10    Ryland Group                                         (BB+ , Ba2)     09/01/10         9.750   $     11,050
                                                                                                                      ------------
INSURANCE (0.4%)
                 745    Conseco, Inc., Rule 144A, Company Guaranteed(3)       (B , NR)       04/15/08         9.000        418,615
                                                                                                                      ------------
IRON & STEEL (0.0%)
                  30    AK Steel Corp., Company Guaranteed
                          (Callable 2/15/04 @ $103.94)                       (BB , Ba2)      02/15/09         7.875         30,412
                  10    AK Steel Corp., Senior Notes
                          (Callable 6/03/02 @ $104.56)                        (BB , B1)      12/15/06         9.125         10,450
                                                                                                                      ------------
                                                                                                                            40,862
                                                                                                                      ------------
LEISURE (0.1%)
                  90    Hard Rock Hotel, Inc., Series B, Senior
                          Subordinated Notes
                          (Callable 4/01/03 @ $102.313)                      (B- , Caa2)     04/01/05         9.250         89,775
                                                                                                                      ------------
LODGING (0.6%)
                 260    Boyd Gaming Corp. (Callable 8/01/05 @ $104.63)       (BB- , Ba3)     08/01/09         9.250        281,450
                 190    Hilton Hotels Corp., Notes                          (BBB- , Ba1)     02/15/11         8.250        196,579
                  10    MGM Mirage, Inc., Company Guaranteed                 (BB+ , Ba2)     06/01/07         9.750         11,075
                  55    Prime Hospitality Corp., Rule 144A, Senior
                          Subordinated Notes
                          (Callable 5/01/07 @ $104.188)(3)                    (B+ , B1)      05/01/12         8.375         56,237
                 115    Windsor Woodmont Black Hawk, Series B,
                          First Mortgage (Callable 3/15/03 @ $108.666)       (CCC+ , NR)     03/15/05        13.000        103,931
                                                                                                                      ------------
                                                                                                                           649,272
                                                                                                                      ------------
MEDIA (2.8%)
                  65    Adelphia Communications Corp., Senior Notes          (CCC , B2)      05/01/09         7.875         51,188
                 285    Adelphia Communications Corp., Senior Notes          (CCC , B2)      06/15/11        10.250        239,400
                 350    AOL Time Warner, Inc., Global Bonds                 (BBB+ , Baa1)    04/15/31         7.625        327,601
                 170    Charter Communications Holdings LLC                   (B+ , B2)      11/15/09         9.625        158,950
                  15    Charter Communications Holdings LLC, Senior
                          Notes (Callable 4/01/04 @ $104.31)                  (B+ , B2)      04/01/09         8.625         13,463
                 355    Charter Communications Holdings, Global Senior
                          Notes                                               (B+ , B2)      10/01/09        10.750        351,450
                  20    Coaxial Communications of Central Ohio, Inc.,
                          Company Guaranteed, Senior Notes
                          (Callable 8/15/02 @ $105.00)                        (B , B3)       08/15/06        10.000         20,400
                 160    Comcast Cable Communications, Senior Notes          (BBB , Baa2)     01/30/11         6.750        153,184
                  10    CSC Holdings, Inc., Series B, Senior Notes           (BB+ , Ba1)     07/15/09         8.125          9,825
                 550    CSC Holdings, Inc., Series B, Senior Notes           (BB+ , Ba1)     04/01/11         7.625        516,021
                 210    Fox Sports Network LLC, Senior Notes
                          (Callable 8/15/02 @ $104.44)                      (BBB- , Ba1)     08/15/07         8.875        218,400

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                                RATINGS(2)
       (000)                                                                (S&P/MOODY'S)    MATURITY         RATE%        VALUE
       -----                                                                -------------    --------         -----        -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
MEDIA (CONTINUED)
                $ 30    Frontiervision Holdings LP, Senior Discount Notes
                          (Callable 9/15/02 @ $105.94)                       (CCC- , B2)     09/15/07        11.875   $     28,875
                 450    News America Holdings, Inc.                         (BBB- , Baa3)    10/17/16         8.000        474,655
                 215    News America Holdings, Inc.                         (BBB- , Baa3)    11/30/28         7.625        204,474
                  60    Olympus Communications LP, Series B, Senior
                          Notes (Callable 11/15/02 @ $103.54)                (CCC , B2)      11/15/06        10.625         57,900
                  30    Salem Communications Corp., Series B,
                          Company Guaranteed,
                          (Callable 10/01/02 @ $104.75)                       (B- , B3)      10/01/07         9.500         31,575
                                                                                                                      ------------
                                                                                                                         2,857,361
                                                                                                                      ------------
METAL FABRICATE/HARDWARE (0.1%)
                  60    Owens-Brockway Glass Container, Rule 144A,
                          Private Placement, Secured
                          (Callable 2/15/06 @ 104.438)(3)                     (BB , B2)      02/15/09         8.875         62,250
                                                                                                                      ------------
MINING (0.3%)
                 260    Phelps Dodge Corp., Senior Notes                    (BBB- , Baa3)    06/01/31         9.500        254,349
                                                                                                                      ------------
MORTGAGE BACKED SECURITIES (15.4%)
                 770    Fannie Mae                                           (AAA , Aaa)     10/25/06         5.250        781,612
                 430    Fannie Mae                                           (AAA , Aaa)     01/15/07         5.000        433,087
               1,500    Fannie Mae                                           (AAA , Aaa)     06/01/32         7.000      1,540,782
                 515    Fannie Mae Pool #527279                              (AAA , Aaa)     10/01/24         6.500        526,643
               3,000    Fannie Mae TBA                                       (AAA , Aaa)     05/01/32         6.000      2,964,375
               5,230    Fannie Mae TBA                                       (AAA , Aaa)     05/01/32         6.500      5,292,106
               2,431    Ginnie Mae Pool #415189                              (AAA , Aaa)     03/15/29         6.500      2,472,613
               1,585    Ginnie Mae Pool #506601                              (AAA , Aaa)     03/15/26         7.000      1,644,563
                                                                                                                      ------------
                                                                                                                        15,655,781
                                                                                                                      ------------
OIL & GAS (1.8%)
                  15    Abraxas Petroleum Corp., Series B, Company
                          Guaranteed (Callable 3/15/03 @ $100.00)             (NR , B3)      03/15/03        12.875         15,075
                 100    Chesapeake Energy Corp., Global Company
                          Guaranteed, Senior Notes
                          (Callable 4/01/06 @ $104.06)                        (B+ , B2)      04/01/11         8.125        100,500
                 350    Conoco Funding Co., Global Company
                          Guaranteed                                        (BBB+ , Baa1)    10/15/31         7.250        369,585
                 750    Consolidated Natural Gas Co., Senior Notes           (BBB+ , A3)     04/15/11         6.850        765,549
                  80    Denbury Management, Inc., Company Guaranteed,
                          Senior Subordinated Notes
                          (Callable 3/01/03 @ $104.50)                        (B- , B3)      03/01/08         9.000         79,600
                 200    Forest Oil Corp., Global Senior Notes                (BB , Ba3)      06/15/08         8.000        205,500

                See Accompanying Notes to Financial Statements.

       PAR(1)                                                                RATINGS(2)
       (000)                                                                (S&P/MOODY'S)    MATURITY         RATE%        VALUE
       -----                                                                -------------    --------         -----        -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
OIL & GAS (CONTINUED)
                $ 10    Mission Resources Corp., Series C, Global
                          Company Guaranteed
                          (Callable 4/01/03 @ $103.625)                        (B- , B3)     04/01/07        10.875   $      9,400
                  10    Ocean Energy, Inc., Series B, Company
                          Guaranteed (Callable 7/01/03 @ $104.19)             (BB+ , Ba1)    07/01/08         8.375         10,525
                  10    Parker Drilling Co., Series D, Company
                          Guaranteed (Callable 11/15/02 @ $103.25)             (B+ , B1)     11/15/06         9.750         10,325
                 210    Tesoro Escrow Corp.
                          (Callable 4/01/07 @ $104.813)                        (B+ , B1)     04/01/12         9.625        215,775
                                                                                                                      ------------
                                                                                                                         1,781,834
                                                                                                                      ------------
OIL & GAS SERVICES (0.0%)
                  50    Southwest Royalties, Inc., Series B, Company
                          Guaranteed (Callable 10/15/02 @ $102.63)           (CCC- , Caa2)   10/15/04        10.500         37,250
                                                                                                                      ------------
PACKAGING & CONTAINERS (0.0%)
                  20    Four M Corp., Series B, Senior Secured Notes
                          (Callable 6/01/02 @ $104.00)                         (B , B3)      06/01/06        12.000         20,600
                  25    Owens-Illinois, Inc., Senior Notes                     (B+ , B3)     05/15/08         7.350         22,750
                                                                                                                      ------------
                                                                                                                            43,350
                                                                                                                      ------------
PHARMACEUTICALS (0.1%)
                  70    NBTY, Inc., Series B, Senior Subordinated Notes
                          (Callable 9/15/02 @ $104.31)                         (B+ , B1)     09/15/07         8.625         71,050
                                                                                                                      ------------
PIPELINES (2.5%)
                 600    Duke Energy Field Services, Notes                    (BBB , Baa2)    08/16/05         7.500        622,446
                 220    El Paso Corp., Series MTN, Global Senior Notes       (BBB , Baa2)    08/01/31         7.800        221,798
                 420    El Paso Corp., Series MTN, Global Senior Notes       (BBB , Baa2)    01/15/32         7.750        420,790
                  35    Western Gas Resources, Inc., Company
                          Guaranteed (Callable 6/15/04 @ $105.00)             (BB- , Ba3)    06/15/09        10.000         37,800
                 260    Williams Companies, Inc., Notes                      (BBB , Baa2)    09/01/21         7.875        249,616
                 800    Williams Companies, Inc., Notes                      (BBB , Baa2)    06/15/31         7.750        750,969
                 200    Williams Companies, Inc., Rule 144A, Bonds(3)        (BBB , Baa2)    03/15/32         8.750        208,055
                                                                                                                      ------------
                                                                                                                         2,511,474
                                                                                                                      ------------
RETAIL (0.0%)
                  25    Sbarro, Inc., Company Guaranteed, Senior
                          Notes (Callable 9/15/04 @ $105.50)                  (B+ , Ba3)     09/15/09        11.000         25,875
                                                                                                                      ------------
SAVINGS & LOANS (0.5%)
                 440    Bank United Corp., Subordinated Notes                (BBB , Baa1)    05/01/07         8.875        501,081
                                                                                                                      ------------
TELECOMMUNICATIONS (6.5%)
                 135    AT&T Corp., Global Notes                              (BBB+ , A3)    03/15/29         6.500        102,447
                 750    AT&T Corp., Rule 144A, Private Placement
                          Senior Notes(3)                                     (BBB+ , A3)    11/15/11         7.300        689,078


                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                                RATINGS(2)
       (000)                                                                (S&P/MOODY'S)    MATURITY         RATE%        VALUE
       -----                                                                -------------    --------         -----        -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
               $ 255    AT&T Wireless Services, Inc., Global
                          Senior Notes                                       (BBB , Baa2)    03/01/31         8.750   $    250,556
                 170    Citizens Communications Co., Notes                   (BBB , Baa2)    05/15/11         9.250        182,988
                 480    Citizens Communications Co., Notes                   (BBB , Baa2)    05/15/06         8.500        503,893
                 215    GTE Corp.                                              (A+ , A2)     04/15/28         6.940        195,263
                  10    Insight Midwest, Senior Notes
                          (Callable 10/01/04 @ $104.87)                        (B+ , B1)     10/01/09         9.750         10,350
                 265    Intermedia Communications, Inc., Series B,
                          Senior Discount Notes
                          (Callable 7/15/02 @ $105.63)(6)                    (BBB , Baa2)    07/15/07        11.250        193,450
                 140    Intermedia Communications, Inc., Series B,
                          Senior Notes (Callable 6/01/03 @ $104.30)          (BBB , Baa2)    06/01/08         8.600        101,500
                  60    Lucent Technologies, Inc., Notes                       (B+ , B2)     07/15/06         7.250         49,200
                 815    Nextel Communications, Inc., Senior Discount
                          Notes (Callable 2/15/03 @ $104.97)(6)                (B , B1)      02/15/08         9.950        519,563
                 365    Nextel Communications, Inc., Senior Notes
                          (Callable 2/01/06 @ $104.75)                         (B , B1)      02/01/11         9.500        250,938
                 890    Qwest Capital Funding, Inc., Global Company
                          Guaranteed                                         (BBB- , Baa3)   02/15/11         7.250        646,763
                 305    Rogers Cantel, Inc., Yankee Senior Subordinated
                          Notes (Callable 10/01/02 @ $104.40)                 (BB- , Ba2)    10/01/07         8.800        280,600
                 410    Sprint Capital Corp. Rule 144A, Notes(3)             (BBB+ , Baa2)   03/15/12         8.375        404,326
                 700    Sprint Capital Corp., Global Company Guaranteed      (BBB+ , Baa2)   11/15/28         6.875        544,030
                 600    Sprint Capital Corp., Rule 144A, Private
                          Placement Notes(3)                                 (BBB+ , Baa1)   01/15/07         6.000        549,394
                 520    Voicestream Wireless Corp., Senior Notes
                          (Callable 11/15/04 @ $105.19)                       (A- , Baa1)    11/15/09        10.375        564,200
                 250    WorldCom, Inc., Global Bonds                          (BB , Ba2)     05/15/31         8.250        110,179
                 710    WorldCom, Inc., Global Notes                          (BB , Ba2)     05/15/11         7.500        334,198
                 600    XO Communications, Inc., Senior Discount Notes
                          (Callable 12/01/04 @ $106.06)(4, 6)                  (NR , Ca)     12/01/09        12.125         61,500
                 645    XO Communications, Inc., Senior Notes
                          (Callable 12/01/04 @ $105.25)(4)                     (NR , Ca)     12/01/09        10.500         93,525
                                                                                                                      ------------
                                                                                                                         6,637,941
                                                                                                                      ------------
UNITED STATES TREASURY BILLS (0.2%)
                 200    United States Treasury Bills                          (AAA , Aaa)    08/15/02         1.820        198,987
                                                                                                                      ------------

                See Accompanying Notes to Financial Statements.

       PAR(1)                                                                RATINGS(2)
       (000)                                                                (S&P/MOODY'S)    MATURITY         RATE%        VALUE
       -----                                                                -------------    --------         -----        -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
UNITED STATES TREASURY NOTES (2.2%)
             $ 2,100    United States Treasury Notes                          (AAA , Aaa)    11/15/06         3.500   $  2,022,892
                 250    United States Treasury Notes                          (AAA , Aaa)    02/15/12         4.875        245,899
                                                                                                                      ------------
                                                                                                                         2,268,791
                                                                                                                      ------------
                                                                                                                        52,928,302
                                                                                                                      ------------
TOTAL BONDS (Cost $99,461,862)                                                                                          94,972,112
                                                                                                                      ------------
SHORT-TERM INVESTMENT (13.9%)
              14,192    State Street Bank & Trust Co. Euro Time Deposit
                        (Cost $14,192,000)                                                   05/01/02         1.750     14,192,000
                                                                                                                      ------------
TOTAL INVESTMENTS AT VALUE (107.1%) (Cost $113,653,862(7))                                                             109,164,112
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.1%)                                                                           (7,259,763)
                                                                                                                      ------------
NET ASSETS (100.0%)                                                                                                   $101,904,349
                                                                                                                      ============

--------------------------------------------------------------------------------
(1) Unless otherwise indicated below, all securities are denominated in the currency of the issuers' country of origin.
(2) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities amounted to a value of $3,477,712 or 3.4% of net assets.
(4)  Security in default.
(5) Variable rate obligations -- The interest rate shown is the rate as of April 30, 2002.
(6) Step Bond -- The interest as of April 30, 2002 is 0% and will reset to the interest rate shown at a future date.
(7)  Also cost for federal income tax purposes.
(A)  Denominated in U.S. Dollars.
(B)  Denominated in Euro.
(C)  Denominated in Japanese Yen.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

ASSETS
       Investments at value (Cost $113,653,862)                                         $ 109,164,112
       Cash                                                                                       751
       Foreign currency (Cost $493,372)                                                       494,688
       Receivable for investments sold                                                      1,788,321
       Interest receivable                                                                  1,265,508
       Receivable for fund shares sold                                                        322,184
       Unrealized appreciation on forward currency contracts                                  133,006
       Variation margin receivable                                                                562
       Receivable for open futures contracts                                                      164
       Prepaid expenses and other assets                                                      104,537
                                                                                        -------------
           Total Assets                                                                   113,273,833
                                                                                        -------------
LIABILITIES
       Advisory fee payable                                                                    20,067
       Administrative services fee payable                                                     13,857
       Payable for investments purchased                                                   11,272,749
       Directors fee payable                                                                      635
       Payable for losses on futures contracts                                                    157
       Other accrued expenses payable                                                          62,019
                                                                                        -------------
           Total Liabilities                                                               11,369,484
                                                                                        -------------
NET ASSETS
       Capital stock, $0.001 par value                                                         10,554
       Paid-in capital                                                                    123,265,627
       Accumulated net investment loss                                                       (113,081)
       Accumulated net realized loss on investments and foreign currency transactions     (16,880,476)
       Net unrealized depreciation from investments and foreign currency translations      (4,378,275)
                                                                                        -------------
           Net Assets                                                                   $ 101,904,349
                                                                                        =============
COMMON SHARES
       Net assets                                                                       $ 101,834,184
       Shares outstanding                                                                  10,547,131
                                                                                        -------------
       Net asset value, offering price and redemption price per share                           $9.66
                                                                                                =====
ADVISOR SHARES
       Net assets                                                                       $      69,055
       Shares outstanding                                                                       6,721
                                                                                        -------------
       Net asset value, offering price and redemption price per share                          $10.27
                                                                                               ======
A SHARES
       Net assets                                                                       $       1,110
       Shares outstanding                                                                         115
                                                                                        -------------
       Net asset value and redemption price per share                                           $9.65
                                                                                                =====
       Maximum offering price per share
           (net asset value/(1-4.75%))                                                         $10.13
                                                                                               ======

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
       Interest                                                                                  $ 2,864,867
       Foreign taxes withheld                                                                           (865)
                                                                                                 -----------
           Total investment income                                                                 2,864,002
                                                                                                 -----------
EXPENSES
       Investment advisory fees                                                                      533,150
       Administrative services fees                                                                  100,017
       Shareholder servicing/Distribution fees                                                           275
       Transfer agent fees                                                                           148,845
       Printing fees                                                                                  24,834
       Registration fees                                                                              21,505
       Custodian fees                                                                                 20,985
       Legal fees                                                                                     18,894
       Audit fees                                                                                      7,825
       Directors fees                                                                                  6,779
       Insurance expense                                                                               2,667
       Interest expense                                                                                1,707
       Miscellaneous expense                                                                           4,973
                                                                                                 -----------
           Total expenses                                                                            892,456
       Less: fees waived                                                                            (385,689)
                                                                                                 -----------
           Net expenses                                                                              506,767
                                                                                                 -----------
              Net investment income                                                                2,357,235
                                                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
     FOREIGN CURRENCY RELATED ITEMS
       Net realized loss from investments                                                         (1,096,071)
       Net realized gain from foreign currency transactions                                        1,120,855
       Net change in unrealized appreciation (depreciation) from investments                      (2,120,556)
       Net change in unrealized appreciation (depreciation) from foreign currency translations        (3,818)
                                                                                                 -----------
       Net realized and unrealized loss from investments and foreign currency related items       (2,099,590)
                                                                                                 -----------
       Net increase in net assets resulting from operations                                      $   257,645
                                                                                                 ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX MONTHS
                                                                                ENDED        FOR THE YEAR
                                                                           APRIL 30, 2002       ENDED
                                                                             (UNAUDITED)   OCTOBER 31, 2001
                                                                         ----------------- ----------------
FROM OPERATIONS
   Net investment income                                                   $   2,357,235    $   6,289,055
   Net gain (loss) on investments and foreign currency transactions               24,784       (2,047,413)
   Net change in unrealized appreciation (depreciation) from investments
      and foreign currency translations                                       (2,124,374)       4,858,461
                                                                           -------------    -------------
      Net increase in net assets resulting from operations                       257,645        9,100,103
                                                                           -------------    -------------
FROM DIVIDENDS
   Dividends from net investment income
      Common Class shares                                                     (4,197,594)      (5,631,530)
      Advisor Class shares                                                        (3,875)          (1,305)
      Class A shares                                                                 (36)              --
                                                                           -------------    -------------
      Net decrease in net assets from dividends                               (4,201,505)      (5,632,835)
                                                                           -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                               26,590,012       49,291,110
   Reinvestment of dividends                                                   4,010,719        5,342,727
   Net asset value of shares redeemed                                        (43,743,229)     (60,441,206)
                                                                           -------------    -------------
      Net decrease in net assets from capital share transactions             (13,142,498)      (5,807,369)
                                                                           -------------    -------------
   Net decrease in net assets                                                (17,086,358)      (2,340,101)

NET ASSETS
   Beginning of period                                                       118,990,707      121,330,808
                                                                           -------------    -------------
   End of period                                                           $ 101,904,349    $ 118,990,707
                                                                           =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                 $    (113,081)   $   1,731,189
                                                                           =============    =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                               FOR THE
                                                             PERIOD ENDED
                                                            APRIL 30, 2002
                                                            (UNAUDITED)(1)
                                                            --------------
PER SHARE DATA
    Net asset value, beginning of period                         $ 9.93
                                                                 ------
INVESTMENT OPERATIONS
    Net investment income                                          0.18
    Net loss on investments
       and foreign currency related items
       (both realized and unrealized)                             (0.11)
                                                                 ------
           Total from investment operations                        0.07
                                                                 ------
LESS DIVIDENDS
    Dividends from net investment income                          (0.35)
                                                                 ------
NET ASSET VALUE, END OF PERIOD                                   $ 9.65
                                                                 ======
           Total return                                            0.77%(2)

RATIOS AND SUPPLEMENTAL DATA
    Net assets, end of period (000s omitted)                     $    1
       Ratio of expenses to average net assets                     1.20%(3)
       Ratio of net investment income to average net assets        3.80%(3)
       Decrease reflected in above operating expense
           ratios due to waivers                                   0.72%(3)
    Portfolio turnover rate                                          73%

--------------------------------------------------------------------------------
(1) For the period November 30, 2001 (inception date) through April 30, 2002.
(2) Total return does not consider the effects of sales charges. Non-annualized.
(3) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse Global Fixed Income Fund, formerly the Credit Suisse Warburg Pincus Global Fixed Income Fund (the "Fund"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.

     The Fund is authorized to offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. Although only Common Class, Advisor Class and Class A shares are currently offered. Each class of shares represents an equal pro rata interest, except that they bear different expenses which reflect the difference in the range of services provided to them. Effective November 30, 2001, the Fund began offering Class A shares. Effective December 12, 2001, the Common Class closed to new investors and the Advisor Class closed to new investments. Advisor Class shares bear expenses paid pursuant to a distribution plan adopted by the Fund at an annual rate not to exceed .75% of the average daily net asset value of the Fund's outstanding Advisor Class shares. Advisor Class shares currently bear expenses of .50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of 4.75% and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Results for the Common Class and Advisor Class shares are contained in a separate book.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Fund's Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.


     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     Effective November 1, 2001, the Funds adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to classify gains and losses on paydowns of mortgage- and asset-backed securities presently included in realized gain and losses, as a component of interest income. The effect of this change for the six months ended April 30, 2002, to the Fund was to increase net investment income by $11,662 and to decrease net realized gains (losses) by $11,662. These reclassifications had no impact on net assets or net asset value per share. The statements of changes in net assets and the financial highlights for all prior periods shown have not been restated to reflect this change.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     H) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     I) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, or an offsetting position is entered into. At April 30, 2002, the Fund had the following open forward foreign currency contracts:

                                           EXPIRATION   FOREIGN CURRENCY      CONTRACT        CONTRACT       UNREALIZED
FORWARD FOREIGN CURRENTY CONTRACT             DATE         TO BE SOLD          AMOUNT          VALUE         GAIN (LOSS)
---------------------------------          ----------   ----------------    -----------     -----------      ------------
         Australian Dollar                  5/16/02        9,886,000        $ 5,294,536     $ 5,273,954      $ (20,582)
         British Pounds                     5/16/02          (88,000)          (126,755)       (127,604)          (849)
         Canadian Dollar                    5/16/02        1,878,000          1,190,265       1,194,716          4,451
         European Economic Unit             5/16/02        9,100,000          8,072,594       8,170,493         97,899
         Japanese Yen                       5/16/02      700,000,000          5,413,180       5,475,626         62,446
         Swedish Krona                      5/16/02      (28,900,000)        (2,784,200)     (2,795,723)       (11,523)
                                                                            -----------     -----------      ---------
                                                                            $17,059,620     $17,191,462      $ 131,842
                                                                            ===========     ===========      =========

     J) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2002.

     Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

     K) OTHER -- The Fund may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other things, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

     The Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.

     The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

     Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

     In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly-traded securities, and they may be difficult or impossible to sell at the time and at the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund's security.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived were $533,150 and $385,689, respectively.

     Effective May 1, 2002, Credit Suisse Asset Management Limited ("CSAM Ltd."), an affiliate of CSAM, became sub-investment adviser to the Fund. CSAM Ltd.'s sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as the Fund's co-administrators. For its administrative services, CSAMSI, currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were $53,315.

     For its administrative services through April 30, 2002, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

                     AVERAGE DAILY NET ASSETS                        ANNUAL RATE
                     ------------------------                        -----------
                     First $150 million                    .07% of average daily net assets
                     Second $150 million                   .06% of average daily net assets
                     Over $300 million                     .05% of average daily net assets

     For the six months ended April 30, 2002, administrative services fees earned by PFPC (including out-of-pocket expenses) were $46,702.

     At its meeting held on February 12, 2002, the Board of Directors adopted a resolution to approve a Co-Administrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

     In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .50% of the average daily net assets of the Advisor Class shares and up to .25% of the average daily net assets of the Class A shares. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the six months ended April 30, 2002, shareholder servicing and distribution fees earned by CSAMSI were $275.

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2002, the Fund reimbursed CSAM $130,731, which is included in the Fund's transfer agent expense.

     For the six months ended April 30, 2002, CSAMSI and its affiliates advised the Fund that it retained $8 from commissions earned on the sale of the Funds' shares.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid $9,183 for its services to the Fund.

NOTE 3. LINE OF CREDIT

     Through June 18, 2002, the Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended April 30, 2002, the Fund had borrowings under the Prior Credit Facility as follows:

                                             WEIGHTED
                                             AVERAGE                  MAXIMUM
                     AVERAGE DAILY           INTEREST                 DAILY LOAN
                     LOAN BALANCE             RATE %                 OUTSTANDING
                     ------------            --------                -----------
                       $47,178                3.619%                 $2,806,000

Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the

"New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest paid is unchanged.

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) and U.S. government and agency obligations were $30,346,260, $53,854,445 and $44,653,027, $37,417,408, respectively.

     At April 30, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized depreciation from investments (based on cost for federal income tax purposes) were $3,603,026, $8,091,460 and $4,488,434, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as the Advisor Class shares. Transactions in capital shares for each class were as follows:

                                                                                        COMMON CLASS
                                                         -------------------------------------------------------------------------
                                                             FOR THE SIX MONTHS ENDED                     FOR THE YEAR ENDED
                                                            APRIL 30, 2002 (UNAUDITED)                     OCTOBER 31, 2001
                                                         --------------------------------          -------------------------------
                                                           SHARES               VALUE                SHARES              VALUE
                                                         ----------          ------------          ----------          -----------
Shares sold                                               2,744,591          $ 26,587,554           4,989,002          $49,200,728
Shares issued in reinvestment
   of dividends                                             420,155             4,006,846             556,687            5,341,424
Shares redeemed                                          (4,518,995)          (43,969,931)         (6,133,206)         (60,441,081)
                                                         ----------          ------------          ----------          -----------
Net decrease                                             (1,354,249)         $(13,375,531)           (587,517)         $(5,898,929)
                                                         ==========          ============          ==========          ===========

                                                                              ADVISOR CLASS
                                               -----------------------------------------------------------------------
                                                  FOR THE SIX MONTHS ENDED                      FOR THE YEAR ENDED
                                                 APRIL 30, 2002 (UNAUDITED)                      OCTOBER 31, 2001
                                               -------------------------------             ---------------------------
                                               SHARES                 VALUE                SHARES             VALUE
                                               ------               ----------             ------            ---------
Shares sold                                       125               $    1,316              8,552            $  90,382
Shares issued in reinvestment
   of dividends                                   381                    3,873                126                1,303
Shares redeemed                                (4,557)                 (46,298)               (12)                (126)
                                               ------               ----------              -----            ---------
Net increase (decrease)                        (4,051)              $  (41,109)             8,666            $  91,559
                                               ======               ==========              =====            =========

                                                          CLASS A
                                               -------------------------------
                                                    FOR THE PERIOD ENDED
                                                APRIL 30, 2002 (UNAUDITED)(1)
                                               -------------------------------
                                                SHARES                 VALUE
                                               ------               ----------
Shares sold                                       115               $    1,142
                                               ------               ----------
Net increase                                      115               $    1,142
                                               ======               ==========

(1)  For the period November 30, 2001 (inception date) through April 30, 2002.

NOTE 6. FUTURES CONTRACTS

     The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities of an initial margin with its Custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2002, the Fund had the following open futures contracts:

                                                                                                           UNREALIZED
                                    NUMBER OF      EXPIRATION        CONTRACT             CONTRACT        APPRECIATION/
FUTURES CONTRACTS                   CONTRACTS         DATE            AMOUNT                VALUE        (DEPRECIATION)
-----------------                   ---------      ----------      ------------        ------------      --------------
U.S. Treasury 10 Year
   Note Futures                       (99)          6/20/02        $(10,287,641)       $(10,450,688)        $(163,047)
U.S. Treasury 5 Year
   Note Futures                       (37)          6/20/02          (3,925,867)         (3,923,734)            2,133
U.S Treasury 2 Year
   Note Futures                        66           6/27/02          13,710,781          13,801,219            90,438
U.S. Treasury Long
   Bond Futures                        24           6/20/02           2,412,187           2,455,500            43,313
                                       --                          ------------        ------------         ---------
                                      (46)                         $  1,909,460        $  1,882,297         $ (27,163)
                                      ===                          ============        ============         =========

CREDIT SUISSE GLOBAL FIXED INCOME FUNDS
SHAREHOLDER MEETING RESULTS (UNAUDITED)

     A Special Meeting of shareholders of the Fund was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on Friday May 1, 2002, at 2:00 p.m. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are not included in the total for each proposal.

     To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited ("CSAM U.K."):

                                                                             % OF TOTAL                  % OF TOTAL
                                                  SHARES                 SHARES OUTSTANDING             SHARES VOTED
                                                  ------                 ------------------             ------------
                     For                          6,452,623                    59.61%                      97.14%
                     Against                         86,740                     0.80%                       1.31%
                     Abstain                        103,250                     0.95%                       1.55%

     To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited ("CSAM Japan"):

                                                                             % OF TOTAL                  % OF TOTAL
                                                  SHARES                 SHARES OUTSTANDING             SHARES VOTED
                                                  ------                 ------------------             ------------
                     For                          6,443,029                    59.52%                      97.00%
                     Against                         93,473                     0.86%                       1.40%
                     Abstain                        106,111                     0.98%                       1.60%

                                                [CREDIT SUISSE ASSET MANAGEMENT]

P.O. BOX 9030, BOSTON, MA 02205-9030
800-927-2874 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGIA-3-0402